SLM Student Loan Trust 2005-6
Quarterly Servicing Report

Distribution Date	10/27/2008
Collection Period	07/01/2008 - 9/30/2008

SLM Funding LLC -	Depositor
Sallie Mae Inc. -	Servicer and Administrator
Deutsche Bank Trust Company Americas -	Indenture Trustee
The Bank of New York Mellon Trust Company, N.A. -	Eligible Lender Trustee
Southwest Student Services Corp -	Excess Distribution Certificateholder

I. 2005-6 Deal Parameters

	Student Loan Portfolio Characteristics			6/30/2008	Activity	9/30/2008
A	i	Portfolio Balance		$2,478,598,446.66	($29,362,337.05)	$2,449,236,109.61
	ii	Interest to be Capitalized		5,948,527.84		5,217,260.38

	iii	Total Pool		$2,484,546,974.50		$2,454,453,369.99
	iv	Capitalized Interest		0.00		0.00
	v	Add-on Consolidation Loan Account Balance		0.00		0.00
	vi	Specified Reserve Account Balance		6,211,367.44		6,136,133.42

	vii	Total Adjusted Pool		$2,490,758,341.94		$2,460,589,503.41

B	i	Weighted Average Coupon (WAC)		3.667%		3.667%
	ii	Weighted Average Remaining Term		252.95		251.99
	iii	Number of Loans		162,779		161,305
	iv	Number of Borrowers		98,047		97,160
	v	Aggregate Outstanding Principal Balance - T-Bill		$3,782,438		$3,675,790
	vi	Aggregate Outstanding Principal Balance - Commercial Paper		$2,480,764,537		$2,450,777,580
	vii	Pool Factor		0.753772607		0.744642679

					% of O/S		% of O/S
	Notes		Spread	Balance 7/25/2008	Securities	Balance 10/27/2008	Securities

C	i	A-1 Notes 78442GPT7	-0.030%	$0.00	0.000%	$0.00	0.000%
	ii	A-2 Notes 78442GPU4	0.000%	-	0.000%	-	0.000%
	iii	A-3 Notes 78442GPV2	0.050%	76,566,341.94	3.074%	46,397,503.41	1.886%
	iv	A-4 Notes 78442GPW0	0.090%	550,000,000.00	22.082%	550,000,000.00	22.352%
	v	A-5A Notes 78442GPX8	0.110%	383,000,000.00	15.377%	383,000,000.00	15.565%
	vi	A-5B Notes 78442GPZ3	1.200%	329,000,000.00	13.209%	329,000,000.00	13.371%
	vii	A-6 Notes 78442GPY6	0.140%	600,000,000.00	24.089%	600,000,000.00	24.384%
	viii	A-7 Notes 78442GQE9	0.180%	450,846,000.00	18.101%	450,846,000.00	18.323%
	ix	B Notes 78442GQA7	0.290%	101,346,000.00	4.069%	101,346,000.00	4.119%

	x	Total Notes		$2,490,758,341.94	100.000%	$2,460,589,503.41	100.000%

	Reserve Account			7/25/2008		10/27/2008
D	i	Required Reserve Acct Deposit (%)		0.25%		0.25%

	ii	Reserve Acct Initial Deposit ($)
	iii	Specified Reserve Acct Balance ($)		$6,211,367.44		$6,136,133.42
	iv	Reserve Account Floor Balance ($)		$4,950,100.00		$4,950,100.00

	v	Current Reserve Acct Balance ($)		$6,211,367.44		$6,136,133.42

	Other Accounts			7/25/2008		10/27/2008
E	i	Supplemental Loan Purchase Account		$0.00		$0.00
	ii	Pre-funding Account		$0.00		$0.00
	iii	Add-on Consolidation Loan Account		$0.00		$0.00
	iv	Capitalized Interest Account		$0.00		$0.00
	v	Remarketing Fee Account		$0.00		$0.00
	vi	Accumulation Account		$0.00		$0.00
	vii	Supplemental Interest Account		$0.00		$0.00
	viii	Investment Reserve Account		$0.00		$0.00
	ix	Spread Supplement Account		$16,100,000.00		$15,713,425.00
	x	Investment Premium Purchase Account		$0.00		$0.00

	Asset/Liability			7/25/2008		10/27/2008
F	i	Total Adjusted Pool		$2,490,758,341.94		$2,460,589,503.41
	ii	Pre-Funding Account Balance		$0.00		$0.00
	iii	Total Outstanding Balance Notes		$2,490,758,341.94		$2,460,589,503.41
	iv	Difference		$-		$0.00
	v	Parity Ratio		1.00000		1.00000

II. 2005-6 Transactions from:	7/1/2008	through:	9/30/2008

A	Student Loan Principal Activity
	i	Regular Principal Collections	$27,088,747.32
	ii	Principal Collections from Guarantor	9,346,515.15
	iii	Principal Reimbursements	40,151.98
	iv	Other System Adjustments	0.00

	v	Total Principal Collections	$36,475,414.45

B	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$143,050.13
	ii	Capitalized Interest	(7,256,127.53)

	iii	Total Non-Cash Principal Activity	$(7,113,077.40)

C	Student Loan Principal Purchases		$0.00

D	Total Student Loan Principal Activity		$29,362,337.05

E	Student Loan Interest Activity
	i	Regular Interest Collections	$13,420,985.78
	ii	Interest Claims Received from Guarantors	342,016.45
	iii	Collection Fees/Returned Items	5,180.87
	iv	Late Fee Reimbursements	183,316.93
	v	Interest Reimbursements	43,142.67
	vi	Other System Adjustments	0.00
	vii	Special Allowance Payments	11,054,372.44
	viii	Subsidy Payments	1,396,272.29

	ix	Total Interest Collections	$26,445,287.43

F	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment	$792.49
	ii	Capitalized Interest	7,256,127.53

	iii	Total Non-Cash Interest Adjustments	$7,256,920.02

G	Student Loan Interest Purchases		$0.00

H	Total Student Loan Interest Activity		$33,702,207.45

I	Non-Reimbursable Losses During Collection Period		$143,721.67

J	Cumulative Non-Reimbursable Losses to Date		$726,720.46

III. 2005-6 Collection Account Activity	7/1/2008	through	9/30/2008

A	Principal Collections
	i	Principal Payments Received	$33,389,599.66
	ii	Consolidation Principal Payments	3,045,662.81
	iii	Reimbursements by Seller	353.47
	iv	Borrower Benefits Reimbursements	9,533.90
	v	Reimbursements by Servicer	0.08
	vi	Re-purchased Principal	30,264.53

	vii	Total Principal Collections	$36,475,414.45

B	Interest Collections
	i	Interest Payments Received	$26,192,801.76
	ii	Consolidation Interest Payments	20,845.20
	iii	Reimbursements by Seller	(19.52)
	iv	Borrower Benefits Reimbursements	0.00
	v	Reimbursements by Servicer	40,126.31
	vi	Re-purchased Interest	3,035.88
	vii	Collection Fees/Return Items	5,180.87
	viii	Late Fees	183,316.93

	ix	Total Interest Collections	$26,445,287.43

C	Other Reimbursements		$1,535,521.62

D	Reserves in Excess of the Requirement		$75,234.02

E	Administrator Account Investment Income		$0.00

F	Investment Earnings for Period in Trust Accounts		$320,183.96

G	Funds borrowed during previous distribution		$0.00

H	Funds borrowed from subsequent distribution		$0.00

I	Excess Transferred from Supplemental Loan Purchase Account		$0.00

J	Excess Transferred from Add-on Consolidation Loan Account		$0.00

K	Excess Transferred from Pre-funding Account		$0.00

L	Excess Transferred from Remarketing Fee Account		$0.00

M	Funds Released from Capitalized Interest Account		$0.00

	TOTAL AVAILABLE FUNDS		$64,851,641.48
	LESS FUNDS PREVIOUSLY REMITTED:
		Servicing Fees to Servicer	$(2,060,887.28)
		Consolidation Loan Rebate Fees to Dept. of Education	$(6,484,276.16)

N	NET AVAILABLE FUNDS		$56,306,478.04

O	Servicing Fees Due for Current Period		$1,023,480.09

P	Carryover Servicing Fees Due		$0.00

Q	Administration Fees Due		$25,000.00

R	Total Fees Due for Period		$1,048,480.09

IV. 2005-6	Portfolio Characteristics

	Weighted Avg Coupon		# of Loans		%*		Principal Amount		% *
STATUS	6/30/2008	9/30/2008	6/30/2008	9/30/2008	6/30/2008	9/30/2008	6/30/2008	9/30/2008	6/30/2008	9/30/2008

INTERIM:
In School
Current	0.000%	0.000%	0	0	0.000%	0.000%	$0.00	$0.00	0.000%	0.000%

Grace
Current	0.000%	0.000%	0	0	0.000%	0.000%	0.00	0.00	0.000%	0.000%

TOTAL INTERIM	0.000%	0.000%	0.000%	0.000%	0.000%	0.000%	0.000%	0.000%	0.000%	0.000%

REPAYMENT
Active
Current	3.648%	3.639%	120,225	118,777	73.858%	73.635%	$1,693,114,389.24	$1,671,426,574.17	68.309%	68.243%
31-60 Days Delinquent	3.901%	3.875%	4,796	4,835	2.946%	2.997%	70,795,197.88	74,978,754.90	2.856%	3.061%
61-90 Days Delinquent	3.981%	3.926%	1,707	1,961	1.049%	1.216%	25,074,839.59	30,093,541.36	1.012%	1.229%
91-120 Days Delinquent	3.850%	3.794%	871	1,016	0.535%	0.630%	11,938,313.04	15,510,590.66	0.482%	0.633%
> 120 Days Delinquent	3.820%	3.861%	2,403	2,530	1.476%	1.568%	31,934,269.37	33,224,426.24	1.288%	1.357%

Deferment
Current	3.476%	3.494%	18,562	18,836	11.403%	11.677%	331,915,547.16	319,606,262.64	13.391%	13.049%

Forbearance
Current	3.878%	3.906%	13,632	12,897	8.375%	7.995%	306,711,468.93	298,504,195.30	12.374%	12.188%

TOTAL REPAYMENT	3.667%	3.668%	162,196	160,852	99.642%	99.719%	$2,471,484,025.21	$2,443,344,345.27	99.713%	99.759%

Claims in Process (1)	3.756%	3.710%	583	453	0.358%	0.281%	$7,114,421.45	$5,891,764.34	0.287%	0.241%
Aged Claims Rejected (2)	0.000%	0.000%	0	0	0.000%	0.000%	$0.00	$0.00	0.000%	0.000%

GRAND TOTAL	3.667%	3.667%	162,779	161,305	100.000%	100.000%	$2,478,598,446.66	$2,449,236,109.61	100.000%	100.000%

(1) Claims filed and unpaid; includes claims rejected aged less than 6 months.
(2) Claims rejected (subject to cure) aged 6 months or more; also includes claims deemed incurable pending repurchase.
* Percentages may not total 100% due to rounding.

V. 2005-6	Interest Accruals

A	Borrower Interest Accrued During Collection Period	$20,005,598.44

B	Interest Subsidy Payments Accrued During Collection Period	1,309,302.72

C	Special Allowance Payments Accrued During Collection Period	11,655,623.81

D	Investment Earnings Accrued for Collection Period (TRUST ACCOUNTS)	320,183.96

E	Investment Earnings (ADMINISTRATOR ACCOUNTS)	0.00

F	Consolidation Loan Rebate Fees	(6,484,276.16)

G	Net Expected Interest Collections	$26,806,432.77

VI. 2005-6	Accrued Interest Factors

		Accrued		Record Date
		Int Factor	Accrual Period	(Days Prior to Distribution Date)*	Rate **	Index

A	Class A-1 Interest Rate	–	–	–	–	–

B	Class A-2 Interest Rate	–	–	–	–	–

C	Class A-3 Interest Rate	0.007441667	07/25/2008 - 10/27/2008	1 NY Business Day	2.85000%	LIBOR

D	Class A-4 Interest Rate	0.007546111	07/25/2008 - 10/27/2008	1 NY Business Day	2.89000%	LIBOR

E	Class A–5A Interest Rate	0.007598333	07/25/2008 - 10/27/2008	1 NY Business Day	2.91000%	LIBOR

F	Class A–5B Interest Rate	0.010444444	07/25/2008 - 10/27/2008	1 NY Business Day	4.00000%	LIBOR RESET

G	Class A–6 Interest Rate	0.007676667	07/25/2008 - 10/27/2008	1 NY Business Day	2.94000%	LIBOR

H	Class A–7 Interest Rate	0.0077811111	07/25/2008 - 10/27/2008	1 NY Business Day	2.98000%	LIBOR

I	Class B Interest Rate	0.008068333	07/25/2008 - 10/27/2008	1 NY Business Day	3.09000%	LIBOR
* The Record Date for a distribution date that coincides with a reset date for a reset note is the Notice Date. See “Description of the Notes - the Reset Rate Notes” in the Prospectus Supplement.
** Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see http://www.salliemae.com/salliemae/investor/slmtrust/extracts/abrate.txt .

VII. 2005-6	Inputs From Prior Period	6/30/08

A	Total Student Loan Pool Outstanding
	i	Portfolio Balance	$2,478,598,446.66
	ii	Interest To Be Capitalized	5,948,527.84

	iii	Total Pool	$2,484,546,974.50
	iv	Capitalized Interest	0.00
	v	Add-on Consolidation Loan Account Balance	0.00
	vi	Specified Reserve Account Balance	6,211,367.44

	vii	Total Adjusted Pool	$2,490,758,341.94

B	Total Note Factor		0.737305145
C	Total Note Balance		$2,490,758,341.94

D	Note Balance 7/25/2008		Class A-1	Class A-2	Class A-3	Class A-4	Class A-5A	Class A-5B	Class A-6	Class A-7	Class B

	i	Current Factor	0.000000000	0.000000000	0.305045187	1.000000000	1.000000000	1.000000000	1.000000000	1.000000000	1.000000000
	ii	Expected Note Balance	$0.00	$0.00	$76,566,341.94	$550,000,000.00	$383,000,000.00	$329,000,000.00	$600,000,000.00	$450,846,000.00	$101,346,000.00
	iii	Note Principal Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
	iv	Interest Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
	v	Interest Carryover	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

E	Reserve Account Balance	$6,211,367.44
F	Unpaid Primary Servicing Fees from Prior Month(s)	$0.00
G	Unpaid Administration fees from Prior Quarter(s)	$0.00
H	Unpaid Carryover Servicing Fees from Prior Quarter(s)	$0.00
I	Interest Due on Unpaid Carryover Servicing Fees	$0.00

VIII. 2005-6            Waterfall for Distributions

				Remaining
				Funds Balance
A	Total Available Funds ( Section III-N )		$56,306,478.04	$56,306,478.04

B	Primary Servicing Fees - Current Month		$1,023,480.09	$55,282,997.95

C	Administration Fee		$25,000.00	$55,257,997.95

D	Quarterly Funding Amount (Remarketing Fee Account)		$0.00	$55,257,997.95

E	Class A Noteholders’ Interest Distribution Amounts
	i	Class A-1	$0.00	$55,257,997.95
	ii	Class A-2	$0.00	$55,257,997.95
	iii	Class A-3	$569,781.19	$54,688,216.76
	iv	Class A-4	$4,150,361.11	$50,537,855.65
	v	Class A-5A	$2,910,161.67	$47,627,693.98
	vi	Class A-5B	$3,049,647.22	$44,578,046.76
	vii	Class A-6	$4,606,000.00	$39,972,046.76
	viii	Class A-7	$3,508,082.82	$36,463,963.94

	ix	Total Class A Interest Distribution	$18,794,034.01

F	Class B Noteholders’ Interest Distribution Amount		$817,693.31	$35,646,270.63

G	Class A Noteholders’ Principal Distribution Amounts
	i	Class A-1	$0.00	$35,646,270.63
	ii	Class A-2	$0.00	$35,646,270.63
	iii	Class A-3	$30,168,838.53	$5,477,432.10
	iv	Class A-4	$0.00	$5,477,432.10
	v	Class A-5A	$0.00	$5,477,432.10
	vi	Class A-5B	$0.00	$5,477,432.10
	vii	Class A-6	$0.00	$5,477,432.10
	viii	Class A-7	$0.00	$5,477,432.10

	ix	Total Class A Principal Distribution	$30,168,838.53

H	Supplemental Interest Account Deposit		$0.00	$5,477,432.10

I	Investment Reserve Account Required Amount		$0.00	$5,477,432.10

J	Class B Noteholders’ Principal Distribution Amount		$0.00	$5,477,432.10

K	Reinstate Reserve Account to the Specified Reserve Account Balance		$0.00	$5,477,432.10

L	Investment Premium Puchase Account Deposit Amount		$0.00	$5,477,432.10

M	Carryover Servicing Fees		$0.00	$5,477,432.10

N	Remarketing Fees not paid from Remarketing Fee Account		$0.00	$5,477,432.10

O	Excess to Certificateholder		$5,477,432.10	$0.00

IX. 2005-6           Account Reconciliations

A	Reserve Account
		i	Beginning Deposits	$6,211,367.44
		ii	Deposits to correct Shortfall	$0.00
		iii	Total Reserve Account Balance Available	$6,211,367.44
		iv	Required Reserve Account Balance	$6,136,133.42
		v	Shortfall Carried to Next Period	$0.00
		vi	Excess Reserve - Release to Collection Account	$75,234.02
		vii	Ending Reserve Account Balance	$6,136,133.42

B	Supplemental Loan Purchase Account
	Supplemental Purchase Period End Date			8/9/2005
		i	Beginning Balance	$0.00
		ii	Supplemental Loan Purchases	$0.00
		iii	Transfers to Collection Account	$0.00

		iv	Ending Balance	$0.00

C	Pre-funding Account
	Funding Period End Date			9/30/2005
		i	Beginning Balance	$0.00
		ii	Pre-funding Loan Purchases	$0.00
		iii	Transfers to Collection Account	$0.00

		iv	Ending Balance	$0.00

D	Add-on Consolidation Loan Account
	Consolidation Loan Add-on Period end date			3/31/2006
		i	Beginning Balance	$0.00
		ii	Add-on Loans Funded	$0.00
		iii	Transfers to Collection Account	$0.00

		iv	Ending Balance	$0.00

E	Capitalized Interest Account
	Capitalized Interest Account Release Date			10/25/2006
		i	Beginning Deposit	$0.00
		ii	Transfers to Collection Account	$0.00

		iii	Ending Balance	$0.00

F	Remarketing Fee Account
	Next Remarketing Date			N/A
	Reset Period Target Amount			$0.00
	Quarterly Required Amount			$0.00
		i	Beginning Deposit	$0.00
		ii	Quarterly Funding Amount	$0.00
		iii	Quarterly Required Amount Excess	$0.00
		iv	Remarketing Fee paid this Distribution	$0.00

		v	Ending Balance	$0.00

G	Accumulation Accounts
	i		Accumulation Account Beginning Balance	$0.00
	ii		Principal deposits for payment on the next Reset Date	$0.00
	iii		Principal Payments to Noteholders on Reset Date	$0.00

	iv		Ending Accumulation Account Balance	$0.00

H	Supplemental Interest Account
	i		Three Month Libor Determined n/a	0.00000%
	ii		Investment Rate	0.00000%
	iii		Difference	0.00000%
	iv		Supplemental Interest Account Beginning Balance	$0.00
	v		Funds Released into Collection Account	$0.00
	vi		Number of Days Through Next Reset Date	0
	vii		Supplemental Interest Account Deposit Amount	$0.00

I	Investment Premium Purchase Account
	i		Beginning of Period Account Balance	$0.00
	ii		Required Quarterly Deposit	$0.00
	iii		Carryover amounts from previous periods	$0.00
	iv		Eligible Investments Purchase Premium Paid	$0.00
	v		Funds Released into Collection Account	$0.00

	vi		End of Period Account Balance	$0.00

J	Spread supplement Account
		i	Beginning of Period Account Balance	$16,100,000.00
		ii	Quarterly Funding Amount	$(386,575.00)
		iii	Ending Balance	$15,713,425.00

K	Investment Reserve Account
	i		Balance	$0.00
	ii		Requirement	$0.00
	iii		Funds Released into Collection Account	$0.00
	iv		Have there been any downgrades to any eligible investments?	N

X. 2005-6           Trigger Events

A	Has Stepdown Date Occurred?		N
	The Stepdown Date is the earlier of (1) 10/25/2011 or (2) the
	first date on which no class A notes remain outstanding.

B	Note Balance Trigger

	i	Notes Outstanding (after application of available funds)	$2,460,589,503.41
	ii	Less: Amounts in the Accumulation Accounts	0.00

	iii	Total	$2,460,589,503.41

	iv	Adjusted Pool Balance	$2,460,589,503.41

	v	Note Balance Trigger Event Exists (iii > iv)	N

	After the stepdown date, a trigger event in existence results in a Class B Percentage of 0.

	Class A Percentage		100.00%
	Class B Percentage		0.00%

C	Other Waterfall Triggers
	i	Student Loan Principal Outstanding	$2,449,236,109.61
	ii	Borrower Interest Accrued	20,005,598.44
	iii	Interest Subsidy Payments Accrued	1,309,302.72
	iv	Special Allowance Payments Accrued	11,655,623.81
	v	Reserve Account Balance (after any reinstatement)	6,136,133.42
	vi	Capitalized Interest Account Balance	0.00

	vii	Add-On Account Balance	0.00

	viii	Total	$2,488,342,768.00
	ix	Less: Specified Reserve Account Balance	(6,136,133.42)
		Supplemental Interest Account Deposit	0.00

	x	Total	$2,482,206,634.58

	xi	Class A Notes Outstanding (US$ equivalent, after application of available funds)	$2,359,243,503.41
	xii	Less: Amounts in the Accumulation Accounts	0.00

	xiii	Total	$2,359,243,503.41

	xiv	Insolvency Event or Event of Default Under Indenture	N

	xv	Available Funds Applied to Class A Noteholders’ Distribution Amount Before
		Any Amounts are Applied to the Class B Noteholders’ Distribution Amount
		(xiii > x or xiv = Y)	N

XI. 2005-6            Distributions

A	Distribution Amounts		Class A-1	Class A-2	Class A-3	Class A-4	Class A-5A	Class A-5B	Class A-6	Class A-7	Class B
	i	Quarterly Interest Due	$0.00	$0.00	$569,781.19	$4,150,361.11	$2,910,161.67	$3,436,222.22	$4,606,000.00	$3,508,082.82	$817,693.31
	ii	Quarterly Interest Paid
		a. Obligation paid by trust	0.00	0.00	569,781.19	4,150,361.11	2,910,161.67	3,049,647.22	4,606,000.00	3,508,082.82	817,693.31
		b. Obligation paid from Spread Suppl Acct						386,575.00

	iii	Interest Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

	vii	Quarterly Principal Due	$0.00	$0.00	$30,168,838.53	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
	viii	Quarterly Principal Paid	0.00	0.00	30,168,838.53	0.00	0.00	0.00	0.00	0.00	0.00
	ix	Quarterly Principal Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

	x	Total Distribution Amount	$0.00	$0.00	$30,168,838.53	$0.00	$0.00	$3,436,222.22	$0.00	$0.00	$0.00

B	Principal Distribution Reconciliation
	i	Notes Outstanding Principal Balance	9/30/08	$2,490,758,341.94
	ii	Adjusted Pool Balance	9/30/08	2,460,589,503.41

	iii	Notes Balance Exceeding Adjusted Pool (i-ii)		$30,168,838.53

	iv	Adjusted Pool Balance	6/30/08	$2,490,758,341.94
	v	Pre-funding Loan Purchase		0.00
	vi	Adjusted Pool Balance	9/30/08	2,460,589,503.41

	vii	Current Principal Due (iv+v-vi)		$30,168,838.53
	viii	Principal Shortfall from Previous Collection Period		–

	ix	Principal Distribution Amount (vi + vii)		$30,168,838.53

	x	Principal Distribution Amount Paid		$30,168,838.53

	xi	Principal Shortfall (viii - ix)		$0.00

C		Total Principal Distribution		$30,168,838.53
D		Total Interest Distribution		19,611,727.32

E		Total Cash Distributions		$49,780,565.85

F					Paydown
	Note Balances			7/25/2008	Factor	10/27/2008
	i	A-1 Note Balance	78442GPT7	$0.00		$0.00
		A-1 Note Pool Factor		0.000000000	0.000000000	0.000000000

	ii	A-2 Note Balance	78442GPU4	$–		$0.00
		A-2 Note Pool Factor		0.000000000	0.000000000	0.000000000

	iii	A-3 Note Balance	78442GPV2	$76,566,341.94		$46,397,503.41
		A-3 Note Pool Factor		0.305045187	0.120194576	0.184850611

	iv	A-4 Note Balance	78442GPW0	$550,000,000.00		$550,000,000.00
		A-4 Note Pool Factor		1.000000000	0.000000000	1.000000000

	v	A-5A Note Balance	78442GPX8	$383,000,000.00		$383,000,000.00
		A-5A Note Pool Factor		1.0000000000	0.000000000	1.0000000000

	vi	A-5B Note Balance	78442GPZ3	$329,000,000.00		$329,000,000.00
		A-5B Note Pool Factor		1.0000000000	0.000000000	1.0000000000

	vii	A-6 Note Balance	78442GPY6	$600,000,000.00		$600,000,000.00
		A-6 Note Pool Factor		1.0000000000	0.000000000	1.0000000000

	viii	A-7 Note Balance	78442GQE9	$450,846,000.00		$450,846,000.00
		A-7 Note Pool Factor		1.0000000000	0.000000000	1.0000000000

	ix	B Note Balance	78442GQA7	$101,346,000.00		$101,346,000.00
		B Note Pool Factor		1.000000000	0.000000000	1.000000000

XII. 2005-6                Historical Pool Information

						2007	2006	2005
			7/1/08 - 9/30/08	4/1/08 - 6/30/08	1/1/08 - 3/31/08	1/1/07 - 12/31/07	1/1/06 - 12/31/06	7/27/05 - 12/31/05

Beginning Student Loan Portfolio Balance			$2,478,598,446.66	$2,505,408,350.88	$2,535,635,621.42	$2,744,990,042.28	$3,215,518,415.80	$2,491,597,849.43

	Student Loan Principal Activity

	i	Regular Principal Collections	$27,088,747.32	$23,623,735.91	$28,815,935.69	$204,058,228.03	$484,097,841.43	$73,943,842.18
	ii	Principal Collections from Guarantor	9,346,515.15	9,933,719.30	7,792,252.34	31,968,921.65	17,888,778.48	2,757,611.25
	iii	Principal Reimbursements	40,151.98	259,832.96	57,069.04	485,311.63	725,841.87	2,261,118.80
	iv	Other System Adjustments	0.00	0.00	0.00	0.00	0.00	0.00

	v	Total Principal Collections	$36,475,414.45	$33,817,288.17	$36,665,257.07	$236,512,461.31	$502,712,461.78	$78,962,572.23

	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$143,050.13	$164,502.85	$104,354.07	$266,552.95	$23,445.99	$(13,230.06)
	ii	Capitalized Interest	(7,256,127.53)	(7,171,886.80)	(6,542,340.60)	(27,424,593.40)	(30,842,813.76)	(10,272,424.72)

	iii	Total Non-Cash Principal Activity	$(7,113,077.40)	$(7,007,383.95)	$(6,437,986.53)	$(27,158,040.45)	$(30,819,367.77)	$(10,285,654.78)

	Student Loan Principal Purchases		$0.00	$0.00	$0.00	$0.00	$(1,364,720.49)	$(792,597,483.82)

(-)	Total Student Loan Principal Activity		$29,362,337.05	$26,809,904.22	$30,227,270.54	$209,354,420.86	$470,528,373.52	$(723,920,566.37)

	Student Loan Interest Activity
	i	Regular Interest Collections	$13,420,985.78	$14,098,778.39	$14,434,601.90	$60,913,649.13	$69,329,468.99	$32,146,524.47
	ii	Interest Claims Received from Guarantors	342,016.45	401,075.18	257,809.07	1,251,575.22	602,314.43	35,665.26
	iii	Collection Fees/Returned Items	5,180.87	6,814.02	10,767.83	96,457.23	103,762.75	2,816.79
	iv	Late Fee Reimbursements	183,316.93	183,841.98	214,704.88	828,551.89	822,179.62	277,599.24
	v	Interest Reimbursements	43,142.67	35,245.58	49,025.99	253,305.75	75,449.73	11,680.60
	vi	Other System Adjustments	0.00	0.00	0.00	0.00	0.00	0.00
	vii	Special Allowance Payments	11,054,372.44	14,192,370.97	24,827,864.60	116,974,882.69	120,048,238.51	15,862,241.27
	viii	Subsidy Payments	1,396,272.29	1,470,418.56	1,481,681.62	6,783,791.13	8,840,703.15	1,652,106.43

	ix	Total Interest Collections	$26,445,287.43	$30,388,544.68	$41,276,455.89	$187,102,213.04	$199,822,117.18	$49,988,634.06

	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment	$792.49	$631.01	$98.54	$4,335.06	$(4,188.29)	$(3,195.40)
	ii	Capitalized Interest	7,256,127.53	7,171,886.80	6,542,340.60	27,424,593.40	30,842,813.76	10,272,424.72

	iii	Total Non-Cash Interest Adjustments	$7,256,920.02	$7,172,517.81	$6,542,439.14	$27,428,928.46	$30,838,625.47	$10,269,229.32

	Student Loan Interest Purchases		$0.00	$0.00	$0.00		$0.00	$(8,248.45)

	Total Student Loan Interest Activity		$33,702,207.45	$37,561,062.49	$47,818,895.03	$214,531,141.50	$230,660,742.65	$60,249,614.93

(=)	Ending Student Loan Portfolio Balance		$2,449,236,109.61	$2,478,598,446.66	$2,505,408,350.88	$2,535,635,621.42	$2,744,990,042.28	$3,215,518,415.80

(+)	Interest to be Capitalized		$5,217,260.38	$5,948,527.84	$6,691,808.77	$6,334,722.84	$6,597,235.50	$7,885,166.94

(=)	TOTAL POOL		$2,454,453,369.99	$2,484,546,974.50	$2,512,100,159.65	$2,541,970,344.26	$2,751,587,277.78	$3,223,403,582.74

(+)	Capitalized Interest		$0.00	$0.00	$0.00	$0.00	$0.00	$65,500,000.00

(+)	Add-on Consolidation Loan Account Balance		$0.00	$0.00	$0.00	$0.00	$0.00	$9,431,467.84

(+)	Reserve Account Balance		$6,136,133.42	$6,211,367.44	$6,280,250.40	$6,354,925.86	$6,878,968.19	$8,082,087.63

(=)	Total Adjusted Pool		$2,460,589,503.41	$2,490,758,341.94	$2,518,380,410.05	$2,548,325,270.12	$2,758,466,245.97	$3,306,417,138.21

XIII. 2005-6	Payment History and CPRs

Distribution	Actual	Since Issued
Date	Pool Balances	CPR *

Oct-05	$ 3,256,375,522	-

Jan-06	$ 3,223,403,583	1.06%

Apr-06	$ 3,130,134,107	4.71%

Jul-06	$ 2,966,340,462	8.90%

Oct-06	$ 2,828,971,089	10.36%

Jan-07	$ 2,751,587,278	9.82%

Apr-07	$ 2,694,279,495	9.03%

Jul-07	$ 2,637,078,868	8.48%

Oct-07	$ 2,579,204,938	8.09%

Jan-08	$ 2,541,970,344	7.47%

Apr-08	$ 2,512,100,160	6.86%

Jul-08	$ 2,484,546,975	6.33%

Oct-08	$ 2,454,453,370	5.91%
* Constant Prepayment Rate. Since Issued CPR is based on the current period’s ending pool balance calculated against the period’s projected pool balance as determined at the trust’s pre-funding end date. CPR calculation logic was revised in July 2007 to better reflect the number of days since the pre-funding end date and may not exactly match Since Issued CPR disclosed in prior periods.